Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.99%
Aerospace & Defense–3.74%
BWX Technologies, Inc.	182,393	$10,434,704
Cubic Corp.	176,668	12,442,727
Curtiss-Wright Corp.	89,686	11,602,678
		34,480,109
Alternative Carriers–1.66%
Iridium Communications, Inc.(b)	718,099	15,281,147
Apparel Retail–2.73%
American Eagle Outfitters, Inc.	483,827	7,847,674
Boot Barn Holdings, Inc.(b)	314,913	10,990,464
Childrens Place, Inc. (The)(c)	82,370	6,341,666
		25,179,804
Application Software–5.13%
Avalara, Inc.(b)	219,192	14,749,430
Blackbaud, Inc.	117,476	10,612,782
Cornerstone OnDemand, Inc.(b)	210,284	11,527,769
Q2 Holdings, Inc.(b)	132,103	10,418,963
		47,308,944
Auto Parts & Equipment–1.03%
Visteon Corp.(b)	115,147	9,504,233
Biotechnology–1.10%
Neurocrine Biosciences, Inc.(b)	112,784	10,162,966
Building Products–1.59%
Trex Co., Inc.(b)	161,051	14,644,367
Casinos & Gaming–1.67%
Boyd Gaming Corp.	337,275	8,077,736
Penn National Gaming, Inc.(b)	396,054	7,376,506
		15,454,242
Communications Equipment–2.29%
Ciena Corp.(b)	270,467	10,610,420
Lumentum Holdings, Inc.(b)	195,774	10,485,656
		21,096,076
Construction & Engineering–1.41%
Dycom Industries, Inc.(b)	110,887	5,660,782
Primoris Services Corp.	376,853	7,390,087
		13,050,869
Consumer Finance–0.91%
SLM Corp.	953,155	8,411,593
Data Processing & Outsourced Services–2.04%
Euronet Worldwide, Inc.(b)	58,852	8,610,048
Shares		Value
Data Processing & Outsourced Services–(continued)
Jack Henry & Associates, Inc.	69,929	$10,207,536
		18,817,584
Diversified Support Services–1.14%
Mobile Mini, Inc.	284,422	10,483,795
Education Services–1.10%
Strategic Education, Inc.	74,956	10,185,021
Electric Utilities–1.09%
IDACORP, Inc.	89,370	10,069,318
Electrical Components & Equipment–1.08%
EnerSys	151,658	10,000,329
Electronic Components–0.81%
Belden, Inc.	140,669	7,503,284
Electronic Equipment & Instruments–1.26%
FLIR Systems, Inc.	220,749	11,609,190
Environmental & Facilities Services–3.24%
ABM Industries, Inc.	277,753	10,087,989
BrightView Holdings, Inc.(b)	575,584	9,871,266
Casella Waste Systems, Inc., Class A(b)	230,848	9,912,613
		29,871,868
Fertilizers & Agricultural Chemicals–1.10%
Scotts Miracle-Gro Co. (The)	99,331	10,113,882
Financial Exchanges & Data–1.14%
TMX Group Ltd. (Canada)	121,851	10,516,242
Food Retail–0.95%
Sprouts Farmers Market, Inc.(b)	455,302	8,805,541
Footwear–1.28%
Wolverine World Wide, Inc.	417,389	11,795,413
General Merchandise Stores–0.53%
Big Lots, Inc.	198,061	4,852,494
Health Care Equipment–3.22%
Hill-Rom Holdings, Inc.	97,720	10,283,076
STERIS PLC	82,206	11,877,945
Wright Medical Group N.V.(b)	367,456	7,580,617
		29,741,638
Health Care Facilities–1.92%
Acadia Healthcare Co., Inc.(b)	263,572	8,191,818
Encompass Health Corp.	149,832	9,481,369
		17,673,187
Health Care REITs–1.04%
Healthcare Trust of America, Inc., Class A	327,855	9,632,380

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Health Care Supplies–2.17%
ICU Medical, Inc.(b)	41,132	$6,564,667
Lantheus Holdings, Inc.(b)	535,977	13,434,264
		19,998,931
Industrial Machinery–2.73%
Albany International Corp.	118,212	10,657,994
SPX Corp.(b)	363,924	14,560,599
		25,218,593
Industrial REITs–1.01%
EastGroup Properties, Inc.	74,529	9,317,616
Investment Banking & Brokerage–2.39%
LPL Financial Holdings, Inc.	136,874	11,209,980
Piper Jaffray Cos.	143,293	10,815,756
		22,025,736
Life & Health Insurance–1.07%
Primerica, Inc.	77,610	9,874,320
Life Sciences Tools & Services–1.93%
Cambrex Corp.(b)	188,397	11,209,621
NeoGenomics, Inc.(b)	345,474	6,605,463
		17,815,084
Managed Health Care–1.15%
HealthEquity, Inc.(b)	185,587	10,605,369
Multi-line Insurance–1.01%
Assurant, Inc.	74,165	9,331,440
Office REITs–1.02%
Highwoods Properties, Inc.	209,400	9,410,436
Oil & Gas Equipment & Services–0.79%
Apergy Corp.(b)	270,600	7,319,730
Oil & Gas Exploration & Production–2.19%
Matador Resources Co.(b)	365,724	6,045,418
Parsley Energy, Inc., Class A	370,937	6,231,741
Viper Energy Partners L.P.	287,916	7,966,636
		20,243,795
Packaged Foods & Meats–1.09%
Calavo Growers, Inc.	105,818	10,071,757
Paper Packaging–1.16%
Graphic Packaging Holding Co.	722,775	10,660,931
Pharmaceuticals–0.98%
Horizon Therapeutics PLC(b)	331,131	9,016,697
Property & Casualty Insurance–4.36%
Argo Group International Holdings Ltd.	198,178	13,920,023
Hanover Insurance Group, Inc. (The)	113,364	15,365,357
Selective Insurance Group, Inc.	146,149	10,988,943
		40,274,323
Shares		Value
Real Estate Services–1.26%
FirstService Corp. (Canada)	113,284	$11,614,421
Regional Banks–6.89%
Columbia Banking System, Inc.	279,672	10,319,897
IBERIABANK Corp.	160,288	12,108,155
Synovus Financial Corp.	216,060	7,726,306
UMB Financial Corp.	149,637	9,663,557
Webster Financial Corp.	272,389	12,766,872
Western Alliance Bancorp	237,932	10,963,907
		63,548,694
Restaurants–1.80%
Papa John’s International, Inc.(c)	140,249	7,342,035
Wendy’s Co. (The)	463,324	9,257,214
		16,599,249
Semiconductor Equipment–2.13%
Brooks Automation, Inc.	370,052	13,703,026
Entegris, Inc.	126,435	5,950,031
		19,653,057
Semiconductors–1.88%
Power Integrations, Inc.	84,665	7,656,256
Semtech Corp.(b)	199,179	9,682,091
		17,338,347
Specialized Consumer Services–1.44%
ServiceMaster Global Holdings, Inc.(b)	237,565	13,279,883
Specialized REITs–2.52%
CubeSmart	284,006	9,911,809
CyrusOne, Inc.	168,835	13,354,849
		23,266,658
Specialty Chemicals–0.99%
Sensient Technologies Corp.	133,255	9,147,956
Systems Software–0.79%
Rapid7, Inc.(b)	161,256	7,319,410
Technology Distributors–1.20%
Tech Data Corp.(b)	106,055	11,055,173
Thrifts & Mortgage Finance–1.01%
Essent Group Ltd.	195,203	9,305,327
Tires & Rubber–0.77%
Cooper Tire & Rubber Co.	270,979	7,077,971
Trading Companies & Distributors–0.88%
Univar Solutions, Inc.(b)	393,163	8,162,064
Trucking–2.05%
Knight-Swift Transportation Holdings, Inc.	265,785	9,647,996
Old Dominion Freight Line, Inc.	54,394	9,245,348
		18,893,344
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Water Utilities–1.13%
California Water Service Group	197,592	$10,458,545
Total Common Stocks & Other Equity Interests (Cost $776,279,927)		904,150,373
Money Market Funds–1.73%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	5,568,822	5,568,822
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	3,977,673	3,978,866
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	6,364,367	6,364,368
Total Money Market Funds (Cost $15,911,414)		15,912,056
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $792,191,341)		920,062,429
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.83%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)(e)	5,761,002	$5,761,002
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)(e)	1,919,758	1,920,334
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,681,525)		7,681,336
TOTAL INVESTMENTS IN SECURITIES–100.55% (Cost $799,872,866)		927,743,765
OTHER ASSETS LESS LIABILITIES—(0.55)%		(5,073,697)
NET ASSETS–100.00%		$922,670,068
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Cap Equity Fund